S-K 1603(b) Conflicts of Interest	May 21, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Potential investors should be aware of the following potential conflicts of interest:

•        Our insiders will directly or indirectly own 2,875,000 insider shares (up to 375,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        The $0.01 per share price that our insiders paid for the insider shares creates an incentive whereby our sponsor, directors and officers could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors.

•        None of our officers and directors is required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to our company as well as the other entities with which they are affiliated. Our management has pre-existing fiduciary duties and contractual obligations and may have conflicts of interest in determining to which entity a particular business opportunity should be presented. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to their other business affairs which may have a negative impact on our ability to complete our initial business combination.

•        We may pursue an initial business combination with a target business that is affiliated with our officers, directors, insiders or their affiliates. In such scenarios, our directors, officers, or insiders that are affiliated with the target business may have conflicts of interest in evaluating the target business from a financial point of view or negotiating the terms of business combination. In such scenario, we will be required to obtained (i) an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions that the business combination is fair to our unaffiliated shareholders from a financial point of view, and (ii) the approval of a majority of our disinterested and independent directors (if we have any at that time). In no event will any of our insiders, officers, directors, special advisors or their respective affiliates be paid any finder’s fee, consulting fee or other similar compensation prior to, or for any services they render in order to effectuate, the consummation of our initial business combination.

•        Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

•        The insider shares owned by our officers and directors will be released from lock-up only if a business combination is successfully completed and subject to certain other limitations. Additionally, our officers and directors will not receive distributions from the Trust Account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our insiders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

•        In order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our insiders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $3,000,000 of the notes, or the “working capital notes,” may be converted upon consummation of our business combination into working capital units at a price of $10.00 per unit, or the “working capital units.” In addition, our insiders, officers and directors or their affiliates or designees may loan us funds in support of our potential extension to allow additional time for us to complete an initial business combination which will be evidenced in extension convertible notes, or the “extension notes,” to be repaid in cash or $10.00 per unit, or the “extension units,” at the closing of our initial business combination. If we do not complete our initial business combination, the loans would be repaid out of funds not held in the Trust Account, and only to the extent available. The working capital units would be identical to the private units sold in the private placement. The terms of such loans by our insiders, officers and directors or their affiliates or designees, if any, have not been determined and no written agreements exist with respect to such loans.